Document And Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information Line Items
Entity Registrant Name	E-Home Household Service Holdings Limited
Trading Symbol	EJH
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	33,581,556
Amendment Flag	false
Entity Central Index Key	0001769768
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40375
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 9, Building 14, HaixiBaiyue Town
Entity Address, Address Line Two	No. 14 Duyuan Road, Luozhou Town
Entity Address, City or Town	Fuzhou City
Entity Address, Postal Zip Code	350001
Entity Address, Country	CN
Contact Personnel Name	Wenshan Xie
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Floor 9, Building 14, HaixiBaiyue Town
Entity Address, Address Line Two	No. 14 Duyuan Road, Luozhou Town
Entity Address, City or Town	Fuzhou City
Entity Address, Postal Zip Code	350001
Entity Address, Country	CN
Contact Personnel Name	Wenshan Xie
City Area Code	+86-591
Local Phone Number	87590668